Assets and liabilities held for sale - Businesses no longer held for sale (Details) - AUD ($) $ in Millions							6 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 01, 2021	Jul. 01, 2021	Dec. 07, 2020	Dec. 02, 2020	Aug. 21, 2020	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021
Westpac Bank-PNG-Limited
Assets and liabilities held for sale
Percentage owned								89.90%	89.90%
Westpac General Insurance Limited and Westpac General Insurance Services Limited
Assets and liabilities held for sale
Cash proceeds received from sale of business			$ 725
Pre-tax gain on sale, net of transaction and separation costs			$ 160
Earn-out payments										$ 25
Earn-out period			5 years
Westpac General Insurance Limited and Westpac General Insurance Services Limited | Allianz agreement, distribution of general insurance products
Assets and liabilities held for sale
Term of exclusive agreement					20 years
Westpac Vendor Finance
Assets and liabilities held for sale
Pre-tax gain on sale		$ 29
Writedown of assets held for sale to their estimated fair value less costs to sell and recognition of related separation and transaction costs						$ 81
Westpac Lenders Mortgage Insurance Limited
Assets and liabilities held for sale
Pre-tax gain on sale	$ 0
Write down of goodwill, and recognition of related separation and transaction costs							$ 110
Westpac Lenders Mortgage Insurance Limited | Exclusive supply agreement
Assets and liabilities held for sale
Term of exclusive agreement	10 years
Westpac Pacific | Westpac Bank-PNG-Limited
Assets and liabilities held for sale
Writedown of assets held for sale to their estimated fair value less costs to sell and recognition of related separation and transaction costs							$ 121
Percentage owned				89.90%
Write back recognised upon termination of sale agreement								$ 60